capital structure financial policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Components of debt and coverage ratios
Net debt	$ 26,485	$ 21,693	$ 26,485	$ 21,693	$ 26,485		$ 21,693
EBITDA - excluding restructuring and other costs			3,483	3,230	6,899	$ 6,646	6,715
Net interest cost (Note 9)			$ 616	379	$ 1,084		$ 755
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs			3.84		3.84		3.23
Coverage ratios
Earnings coverage ratio					2.5		4.2
EBITDA - excluding restructuring and other costs interest coverage ratio					6.4		8.9
Net debt and managed capitalization
Long-term debt	26,588	21,628	$ 26,588	21,628	$ 26,588	25,037	$ 21,628
Debt issuance costs netted against long-term debt	114	100	114	100	114		100
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net	(72)	(172)	(72)	(172)	(72)		(172)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(90)	240	(90)	240	(90)		240
Cash and temporary investments, net	(649)	(382)	(649)	(382)	(649)	(974)	(382)	$ (877)	$ (774)	$ (723)
Short-term borrowings	594	279	594	279	594	104	279
Net debt	26,485	21,693	26,485	21,693	26,485		21,693
Common equity	16,407	15,716	16,407	15,716	16,407	16,569	15,716
Non-controlling interests	1,172	964	1,172	964	1,172	1,089	964
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests	55	201	55	201	55	133	201	$ 139	$ 213	$ 186
Total managed capitalization	44,009	38,172	44,009	38,172	44,009		38,172
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,588	1,593	3,209	3,162	6,453	6,406	6,540
Restructuring and other costs	$ 115	$ 29	274	68	446	240
EBITDA - excluding restructuring and other costs			$ 3,483	$ 3,230	$ 6,899	$ 6,646	$ 6,715
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs			3.84		3.84		3.23
Net debt to operating cash flow ratio maximum			4.25
Earnings Coverage Ratio					2.5		4.2
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.9)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					(0.8)
EBITDA - excluding restructuring and other costs interest coverage ratio					6.4		8.9
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					0.2
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					(2.7)
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)					87.00%		133.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects					168.00%		224.00%
TELUS Corporation Common Share dividends declared					$ 2,014		$ 1,796
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares					(730)		(644)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects					$ 1,284		$ 1,152
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.20		2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					60.00%		60.00%
Target ratio from free cash flow					60.00%		60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.70		2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					75.00%		75.00%
Target ratio from free cash flow					75.00%		75.00%